Tritium DCFC Limited and Controlled Entities (Tables)	12 Months Ended
Jun. 30, 2023
Tritium DCFC Limited and Controlled Entities
Schedule of controlled entities

	Ownership interest	Ownership interest	Ownership interest	Place of
Name of entity	2023	2022	2021	incorporation
Tritium Holdings Pty Ltd	100%	100%	100%	Australia
Decarbonization Plus Acquisition Corporation II	100%	100%	0%	United States of America
Tritium America Corporation	100%	100%	100%	United States of America
Tritium Technologies LLC	100%	100%	100%	United States of America
Tritium Europe B.V	100%	100%	100%	The Netherlands
Tritium Technologies B.V	100%	100%	100%	The Netherlands
Tritium Pty Ltd	100%	100%	100%	Australia
Tritium Nominee Pty Ltd	100%	100%	100%	Australia
Tritium Technologies Limited	100%	100%	100%	The United Kingdom